Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents	$ 1,298	$ 1,069
Trade and other receivables	1,122	1,069
Other financial assets	66	204
Prepaid expenses and other current assets	435	469
Current assets	2,921	2,811
Property and equipment, net	447	414
Computer software, net	1,236	935
Other identifiable intangible assets, net	3,165	3,219
Goodwill	6,719	5,869
Equity method investments	2,030	6,199
Other financial assets	444	527
Other non-current assets	618	619
Deferred tax	1,104	1,118
Total assets	18,684	21,711
Liabilities
Current indebtedness	372	1,647
Payables, accruals and provisions	1,114	1,222
Current tax liabilities	248	324
Deferred revenue	992	886
Other financial liabilities	507	812
Current liabilities	3,233	4,891
Long-term indebtedness	2,905	3,114
Provisions and other non-current liabilities	692	691
Other financial liabilities	237	233
Deferred tax	553	897
Total liabilities	7,620	9,826
Equity
Capital	3,405	5,398
Retained earnings	8,680	7,642
Accumulated other comprehensive loss	(1,021)	(1,155)
Total equity	11,064	11,885
Total liabilities and equity	$ 18,684	$ 21,711